Warrant liability (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands					1 Months Ended
	Feb. 02, 2024 CAD ($) Year $ / shares shares	Feb. 02, 2024 USD ($) shares	Dec. 28, 2023 CAD ($) $ / shares shares	Dec. 01, 2021 $ / shares shares	Nov. 30, 2021 CAD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	May 30, 2024 $ / shares
Warrant liability [Member]
Class of Warrant or Right [Line Items]
Warrant liability						$ 4,000	$ 760
2021 Special Warrants [Member] | Underwriters [Member]
Class of Warrant or Right [Line Items]
Number of special warrants issued | shares					3,834,100
Price per special warrant issued | $ / shares					$ 30
Gross proceeds from special warrants issued					$ 115,000
2021 Special Warrants [Member] | Titanio [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued for consideration | shares				106,677
Warrant exercise price | $ / shares				$ 30				$ 30
2023 Special Warrants [Member]
Class of Warrant or Right [Line Items]
Number of special warrants issued | shares			5,750,000
Price per special warrant issued | $ / shares			$ 5
Gross proceeds from special warrants issued			$ 28,750
Warrant exercise price | $ / shares	$ 6
Professional and other fees	$ 257
2023 Special Warrants [Member] | Underwriters [Member]
Class of Warrant or Right [Line Items]
Cash considerations for Underwriters	$ 1,725
2023 Special Warrants [Member] | Broker warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued for consideration | shares	345,000	345,000
Warrant exercise price | $ / shares	$ 5
Value of broker warrants issued		$ 1,280
2023 Special Warrants [Member] | Broker warrants [Member] | Risk-free interest rate [Member]
Class of Warrant or Right [Line Items]
Measurement input	3.51
2023 Special Warrants [Member] | Broker warrants [Member] | Expected volatility [Member]
Class of Warrant or Right [Line Items]
Measurement input	100
2023 Special Warrants [Member] | Broker warrants [Member] | Expected life [Member]
Class of Warrant or Right [Line Items]
Measurement input | Year	3
2023 Special Warrants [Member] | Broker warrants [Member] | Forfeiture rate [Member]
Class of Warrant or Right [Line Items]
Measurement input	0
2023 Special Warrants [Member] | Broker warrants [Member] | Expected dividend [Member]
Class of Warrant or Right [Line Items]
Measurement input	0